(Loss)/Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
(Loss)/earnings applicable to common stock and common stock shares used in the calculation of basic and diluted (loss)/earnings per share are as follows:

(in Millions, Except Per Share Data)	Year Ended December 31,
	2020 (1)	2019	2018
Numerator:
Net (loss)/income	$(16.3)	$50.2	$126.6

Denominator:
Weighted average common shares outstanding - basic	146.2	146.0	127.7
Dilutive share equivalents from share-based plans (2)	—	0.4	—
Weighted average common shares outstanding - diluted	146.2	146.4	127.7

Basic (loss)/earnings per common share:
Net (loss)/income per weighted average share - basic	$(0.11)	$0.34	$0.99
Diluted (loss)/earnings per common share:
Net (loss)/income per weighted average share - diluted	$(0.11)	$0.34	$0.99
_______________________________
1.As adjusted for the adoption of ASU 2020-06 using the full retrospective method.
2.For the year ended December 31, 2020, weighted average dilutive share equivalents associated with the 2025 Notes of 15.1 million were excluded from the diluted shares outstanding calculation because the result would have been antidilutive. The issuance of the 2025 Notes is further discussed in Note 10. Dilutive share equivalents related to outstanding RSU awards for 2018 were less than 0.1 million.